Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc., Hertz Holdings and the Sponsors

Other than as disclosed below, in the three months ended March 31, 2011, there were no material changes to our relationship with Hertz Investors, Inc., Hertz Holdings or the Sponsors.

On March 31, 2011, the Sponsors sold 50 million of our common shares to Goldman, Sachs & Co. as the sole underwriter in the registered public offering of those shares. Following this offering, the Sponsors continue to own an aggregate of approximately 160 million shares, or approximately 39% of Hertz Holdings' outstanding common stock.

Financing Arrangements with Related Parties

Affiliates of BAMLCP (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of March 31, 2011 and December 31, 2010, approximately $191 million and $255 million, respectively, of our outstanding debt was with related parties.

See Note 7—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of March 31, 2011, there were no borrowings outstanding. As of December 31, 2010, $1.4 million in borrowings were outstanding.

Note 14—Related Party Transactions

Relationship with Hertz Investors, Inc. and the Sponsors

Stockholders Agreement

In connection with the Acquisition, Hertz Holdings entered into a stockholders agreement (as amended, the "Stockholders Agreement") with investment funds associated with or designated by the Sponsors. The Stockholders Agreement contains agreements that entitle investment funds associated with or designated by the Sponsors to nominate all of Hertz Holdings' directors. The director nominees are to include three nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), two nominees of investment funds associated with Carlyle, two nominees of an investment fund associated with BAMLCP (collectively, the "Sponsor Designees") and up to six independent directors (subject to unanimous consent of the Sponsor Designees, for so long as Hertz Holdings remains a "controlled company" within the meaning of the New York Stock Exchange rules), subject to adjustment in the case that the applicable investment fund sells more than a specified amount of its shareholdings in Hertz Holdings. In addition, upon Hertz Holdings ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules, if necessary to comply with the New York Stock Exchange rules, the director nominees of the Sponsors shall be reduced to two nominees of an investment fund associated with CD&R (one of whom shall serve as the chairman or, if the chief executive officer is the chairman, the lead director), one nominee of investment funds associated with Carlyle, and one nominee of an investment fund associated with BAMLCP, and additional independent directors will be elected by the Board of Directors of Hertz Holdings to fill the resulting director vacancies. The Stockholders Agreement also provides that Hertz Holdings' chief executive officer shall be designated as a director, unless otherwise approved by a majority of the Sponsor Designees. In addition, the Stockholders Agreement provides that one of the nominees of an investment fund associated with CD&R shall serve as the chairman of the executive and governance committee of Hertz Holdings and, unless otherwise agreed by this fund, as Chairman of the Board of Directors of Hertz Holdings or lead director. In order to comply with New York Stock Exchange rules, Hertz Holdings will be required to have a majority of independent directors on its Board of Directors within one year of its ceasing to be a "controlled company" within the meaning of the New York Stock Exchange rules.

The Stockholders Agreement grants to the investment funds associated with CD&R or to the majority of the Sponsor Designees the right to remove Hertz Holdings' chief executive officer. Any replacement chief executive officer requires the consent of the investment funds associated with CD&R as well as investment funds associated with at least one other Sponsor. It also contains restrictions on the transfer of Hertz Holdings' shares, and provides for tag-along and drag-along rights, in certain circumstances. The rights described above apply only for so long as the investment funds associated with the applicable Sponsor maintain certain specified minimum levels of shareholdings in Hertz Holdings.

The Stockholders Agreement limits the rights of the investment funds associated with or designated by the Sponsors that have invested in the common stock of Hertz Holdings and its affiliates, subject to several exceptions, to own, manage, operate or control any of its "competitors" (as defined in the Stockholders Agreement). The Stockholders Agreement may be amended from time to time in the future to eliminate or modify these restrictions without Hertz Holdings' consent.

Registration Rights Agreement

On December 21, 2005, Hertz Holdings entered into a registration rights agreement (as amended, the "Registration Rights Agreement") with investment funds associated with or designated by the Sponsors. The Registration Rights Agreement grants to certain of these investment funds the right, to cause Hertz Holdings, at its own expense, to use its best efforts to register such securities held by the investment funds for public resale, subject to certain limitations. The exercise of this right is limited to three requests by the group of investment funds associated with each Sponsor, except for registrations effected pursuant to Form S-3, which are unlimited, subject to certain limitations, if Hertz Holdings is eligible to use Form S-3. The secondary offering of the common stock of Hertz Holdings in June 2007 was effected pursuant to this Registration Rights Agreement. In the event Hertz Holdings registers any of its common stock, these investment funds have the right to require Hertz Holdings to use its best efforts to include shares of the common stock of Hertz Holdings held by them, subject to certain limitations, including as determined by the underwriters. The Registration Rights Agreement provides for Hertz Holdings to indemnify the investment funds party to that agreement and their affiliates in connection with the registration of Hertz Holdings' securities.

Director Compensation Policy

Our directors who are also members of the Board of Directors of Hertz Holdings receive no additional compensation for serving on our Board of Directors or any committee of our Board of Directors. Currently all members of our Board of Directors are also members of the Board of Directors of Hertz Holdings. The compensation expense of the Hertz Holdings' directors is pushed down from Hertz Holdings and recorded on the books at the Hertz level.

In May 2010, the Board of Directors of Hertz Holdings amended and restated the Director Compensation Policy. Pursuant to the policy prior to May 2010 its directors who are not also employees each received a $150,000 annual retainer fee, of which 40% ($60,000) was payable in cash and 60% ($90,000) was payable in the form of shares of Hertz Holdings' common stock. Starting in May 2010, the policy now provides that Hertz Holdings' directors who are not also employees each receive a $170,000 annual retainer fee, of which $70,000 is payable in cash and $100,000 is payable in the form of shares of Hertz Holdings' common stock

The chairperson of Hertz Holdings' Audit Committee is paid an additional annual cash fee of $25,000 and each other member of its Audit Committee is paid an additional annual cash fee of $10,000. The chairperson of Hertz Holdings' Compensation Committee is paid an additional annual cash fee of $15,000 and each other member of its Compensation Committee receives an additional annual cash fee of $10,000.

For the years ended December 31, 2010, 2009 and 2008, we recognized $1.8 million, $1.6 million and $1.8 million, respectively, of expense relating to the Director Compensation Policy in our consolidated statement of operations in "Selling, general and administrative" expenses.

Financing Arrangements with Related Parties

Affiliates of BAML Capital Partners (which is one of the Sponsors), including Merrill Lynch & Co., Inc., Bank of America, N.A. and certain of their affiliates (which are stockholders of Hertz Holdings), have provided various investment and commercial banking and financial advisory services to us for which they have received customary fees and commissions. In addition, these parties have acted as agents, lenders, purchasers and/or underwriters to us under our respective financing arrangements, for which they have received customary fees, commissions, expenses and/or other compensation. More specifically, these parties have acted in the following capacities, or similar capacities, with respect to our financing arrangements: lenders and/or agents under the Senior Credit Facilities, the U.S. Fleet Financing Facility and certain of the U.S. Fleet Variable Funding Notes; purchasers and/or underwriters under the Senior Notes, the Senior Subordinated Notes and certain of the U.S. Fleet Medium Term Notes; and structuring advisors and/or agents under the ABS Program.

As of December 31, 2010 and December 31, 2009, approximately $255 million and $246 million, respectively, of our outstanding debt was with related parties.

See Note 4—Debt.

On June 29, 2007, we entered into a master loan agreement with Hertz Holdings. The maximum amount which may be borrowed by us under this facility is $100 million. The facility expires on June 29, 2012, or on an earlier date if mutually agreed by both parties. The interest rate is based on the U.S. Dollar LIBOR rate plus the margin in effect for the Eurocurrency Loans under our Senior ABL Facility. As of December 31, 2010 and 2009, $1.4 million and $7.6 million, respectively, in borrowings were outstanding.

Other Sponsor Relationships

In May and June 2009, Merrill Lynch & Co., Inc., an affiliate of one of the Sponsors, BAMLCP, acted as an underwriter in the common stock follow-on public offering and in the public offering of Hertz Holdings' Convertible Senior Notes, for which they received customary fees and expenses.

In May 2009, Hertz Holdings entered into subscription agreements with investment funds affiliated with CD&R and Carlyle to purchase an additional 32,101,182 shares of Hertz Holdings' common stock at a price of $6.23 per share (the same price per share paid to Hertz Holdings by the underwriters in the common stock public offering) with proceeds to Hertz Holdings of approximately $200.0 million. This closed on July 7, 2009 and the 32,101,182 shares of Hertz Holdings' common stock were issued to CD&R and Carlyle affiliated investment funds on the same date. Giving effect to these offerings, the Sponsors' ownership percentage in us is approximately 51%.